NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Net loss per ordinary share
NET LOSS PER SHARE

16. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2024	2025
	RMB	RMB
Numerator:
Net loss	(142,757)	(239,350)
Numerator for basic and diluted net loss per ordinary share calculation	(142,757)	(239,350)
Denominator:
Weighted average number of Class A and Class B ordinary shares	322,945,205	323,149,126
Denominator for basic and diluted net loss per ordinary share calculation	322,945,205	323,149,126
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
—Basic and diluted	(0.44)	(0.74)

Securities that could potentially dilute basic net loss per ordinary share in the future that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2024 and 2025 are as follow:

	Year ended December 31,
	2024	2025
Share options	12,386,007	12,386,007
Restricted ordinary shares	8,239,020	7,480,878